Note 12 (Tables)	6 Months Ended
Jun. 30, 2023
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income [Table Text Block]
The breakdown of the balance of this heading of the condensed consolidated balance sheets by type of financial instruments is as follows:

Financial assets at fair value through other comprehensive income (Millions of Euros)
	Notes	June 2023	December 2022
Equity instruments	6.2	1,254	1,198
Debt securities ⁽¹⁾		62,700	64,150
Loans and advances to credit institutions	6.2	26	26
Total	7	63,979	65,374
Of which: loss allowances of debt securities		(135)	(123)
(1) This includes redesignations from the heading "Financial assets at amortized cost" due to the application of IFRS 17 (see Note 2.1 and Appendix III).

Other comprehensive income, changes in gains or losses [Table Text Block]
The changes in the gains/losses (net of taxes) during the six months ended June 30, 2023 and in the year ended December 31, 2022 of debt securities recognized under the equity heading “Accumulated other comprehensive income – Items that may be reclassified to profit or loss – Fair value changes of debt instruments measured at fair value through other comprehensive income” and equity instruments recognized under the equity heading “Accumulated other comprehensive income – Items that will not be reclassified to profit or loss – Fair value changes of equity instruments measured at fair value through other comprehensive income” in the condensed consolidated balance sheets are as follows:

Other comprehensive income - Changes in gains (losses) (Millions of Euros)
		Debt securities		Equity instruments
	Notes	June 2023	December 2022 ⁽¹⁾	June 2023	December 2022
Balance at the beginning		(809)	1,274	(1,194)	(1,079)
Valuation gains and losses		(166)	(3,049)	123	(112)
Amounts transferred to income		—	20
Amounts transferred to Reserves			—	(9)	(2)
Income tax and other		32	946	3	(1)
Balance at the end	27	(943)	(809)	(1,077)	(1,194)
(1) Figures restated due to the application of IFRS 17 (see Notes 1.3 and 2.1).